Note 28 - Pensions (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Pension Plan, Employer Contribution Rate	9.50%
Post-employment benefit expense, defined contribution plans	$ 900,483	$ 196,005	$ 0